Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables - Prepaid and Other Receivable [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables [Line Items]
Tax authorities	$ 128	$ 71
Insurances	1,700	41
Prepaid expenses	275	47
Other	187	101
Total	$ 2,290	$ 260